Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Provided below is our company’s “Pay Versus Performance” disclosure as required pursuant to Item 402(v) of Regulation
S-K
under the Exchange Act. As required by Item 402(v), we have included:

(1)
A table that compares the total compensation of our Named Executive Officers as presented in the SCT for each year to pay calculated in accordance with Item 402(v) (referred to as “Compensation Actually Paid”, or CAP) and that compares CAP to specified performance measures;

(2)	A list of the most important measures that our Compensation Committee used in 2022 to lin k CAP to our company’s performance; and

(3)	Graphs and narratives that describe:

a.	the relationship between our cumulative total shareholder return (“TSR”) and the TSR of the S&P Retail Select Industry Index (“Peer Group TSR”); and

b.	the relationship between CAP and our TSR; and

c.	the relationship between CAP and Sales Growth, which is our Company Selected Measure (“CSM”).
This disclosure has been prepared in accordance with Item 402(v) and does not necessarily reflect value actually realized by the Named Executive Officers or how the Compensation Committee evaluates compensation decisions in light of the performance of our company or individual accomplishments. In particular, the Compensation Committee does not use CAP as a basis for making compensation decisions. Please refer to our “
Compensation Discussion and Analysis”
on pages 27 to 39 for a discussion of our executive compensation program objectives and the ways in which we design our program to align executive compensation with our company’s performance.
Pay Versus Performance Table
The following table reports the compensation of our PEO and the average compensation of the other NEOs as reported in the SCT for the past three fiscal years, as well as their CAP as calculated pursuant to recently adopted SEC rules and certain performance measures required by the rules.

					Value of Initial Fixed $100 Investment Based On: (4)
Year (1)	SCT Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average SCT Total for Non- PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Shareholder Return	Peer Group Total Shareholder Return (5)	Net Income (in thousands)	Sales Growth (in thousands) (6)
2022	$22,061,848	$20,246,041	$9,651,136	$8,837,716	97.13	138.26	$373,028	$1,134,363
2021	24,014,341	29,363,412	9,714,407	12,040,298	100.49	202.49	741,503	1,696,757
2020	20,288,091	4,100,091	8,792,682	2,347,723	83.21	141.63	98,564	(629,114)

(1)	The PEO and other NEOs for all applicable years were as follows: Robert Greenberg served as our PEO and Messrs. Vandemore, Michael Greenberg, Weinberg and Nason served as the non-PEO NEOs.
(2)
Amounts reported in this column represent (i) the total compensation reported in the SCT for the applicable year in the case of the PEO and (ii) the average of the total compensation reported in the SCT for the applicable year for our other Named Executive Officers reported for the applicable year other than the PEO.

(3)
To calculate CAP, adjustments were made to the amounts reported in the SCT for the applicable year. The primary difference between the calculation of SCT total compensation and CAP is due to market fluctuations in our company’s stock price. Fair value or change in fair value, as applicable, of equity awards in the CAP columns below was determined as follows:

i.	For solely service vesting restricted stock, the closing price of our Class A common stock on the applicable fiscal year-end date or vesting date;

ii.
For the performance condition component of the performance-vesting restricted stock, the same valuation methodology as for the service vesting restricted stock except that year-end
values were multiplied by a factor reflecting achievement of the probable outcome of the performance objective as of the measurement date; and

iii.
For the market condition component of performance-vesting restricted stock, using a Monte-Carlo simulation method, which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objectives established for the respective award. For information on the inputs to our Monte-Carlo simulations, see footnote (1) of our Summary Compensation Tables for 2022, 2021 and 2020.

Given that the values in the columns for Compensation Actually Paid to our PEO and the other NEOs are significantly tied to our stock price of the last day of the listed fiscal year, it is important to note that the values could have been dramatically different if other dates were chosen. To illustrate, in 2020, our stock price fluctuated from a low of $20.61 per share to a high of $43.88, with the closing share price on December 31, 2020 representing 82.09% of our
52-week
high for 2020. In 2021, our stock price fluctuated from a low of $34.48 per share to a high of $54.54, with the closing share price on December 31, 2021 representing 79.90% of our
52-week
high for 2021. And finally, in 2022, our stock price fluctuated from a low of 31.72 per share to a high of $48.94, with the closing share price on December 31, 2022 representing 85.72% of our
52-week
high for 2022. Accordingly, the values in the columns for Compensation Actually Paid to our PEO and the other NEOs could have been significantly less if other dates were chosen or if our stock price happened to be lower on the last day of the listed fiscal year.
A reconciliation of the adjustments for the PEO and for the average of the other Named Executive Officers is set forth in the table below.

			PEO			Average Non-PEO NEOs (a)
Fiscal Year			2022	2021	2020	2022	2021	2020
Summary Compensation Table	(b	)	22,061,848	$24,014,341	$20,288,091	$9,651,136	$9,714,407	$8,792,682

Minus—Grant Date Fair Value of Stock Awards Granted in Year	(c	)	(6,983,625)	(7,393,375)	(13,608,500)	(3,666,403)	(3,511,853)	(5,531,925)
Plus—Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in the Fiscal Year	(d	)	6,934,125	8,203,250	7,880,000	3,640,416	3,896,544	3,359,325
Plus / Minus—Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(e	)	(1,411,119)	3,896,696	(2,175,000)	(629,431)	1,666,398	(1,015,000)
Plus / Minus—Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years	(f	)	(355,188)	642,500	(8,284,500)	(158,002)	274,802	(3,257,359)

Compensation Actually Paid			$20,246,041	$29,363,412	$4,100,091	$8,837,716	$12,040,298	$2,347,723

(a)	See footnote 1 above for the Named Executive Officers included in the average for each year.

(b)	Represents Total Compensation as reported in the SCT for the indicated fiscal year. For the other Named Executive Officers, amounts shown represent averages.
(c)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, calculated in accordance with ASC718. See Note 8 to the Audited Financial Statements included in our Form
10-K
for the fiscal year ended December 31, 2022 for a discussion of the relevant assumptions used in calculating these amounts.

(d)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested option awards and stock awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, or which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

(4)	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)	The TSR Peer Group consists of the S&P Retail Select Industry Index.
(6)
We determined that Sales Growth is the most important financial performance measure used to link CAP to our performance. In the “Compensation Discussion and Analysis” section of this Proxy Statement, we provide greater detail on the elements of our executive compensation program and our
“pay-for-performance”
compensation philosophy. We believe our executive compensation program and the executive compensation decisions included in the 2022 SCT related disclosures appropriately reward our PEO and the other NEOs for Skechers’ and individual performance, assist us in retaining our senior leadership team and support long-term value creation for our stockholders. Refer to Performance Measures Used to Used to Link Skechers’ Performance and CAP to the Named Executive Officers.

Company Selected Measure Name	Sales Growth
Named Executive Officers, Footnote [Text Block]	Messrs. Vandemore, Michael Greenberg, Weinberg and Nason served as the non-PEO NEOs.
Peer Group Issuers, Footnote [Text Block]	The TSR Peer Group consists of the S&P Retail Select Industry Index.
PEO Total Compensation Amount	$ 22,061,848	$ 24,014,341	$ 20,288,091
PEO Actually Paid Compensation Amount	$ 20,246,041	29,363,412	4,100,091
Adjustment To PEO Compensation, Footnote [Text Block]

			PEO			Average Non-PEO NEOs (a)
Fiscal Year			2022	2021	2020	2022	2021	2020
Summary Compensation Table	(b	)	22,061,848	$24,014,341	$20,288,091	$9,651,136	$9,714,407	$8,792,682

Minus—Grant Date Fair Value of Stock Awards Granted in Year	(c	)	(6,983,625)	(7,393,375)	(13,608,500)	(3,666,403)	(3,511,853)	(5,531,925)
Plus—Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in the Fiscal Year	(d	)	6,934,125	8,203,250	7,880,000	3,640,416	3,896,544	3,359,325
Plus / Minus—Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(e	)	(1,411,119)	3,896,696	(2,175,000)	(629,431)	1,666,398	(1,015,000)
Plus / Minus—Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years	(f	)	(355,188)	642,500	(8,284,500)	(158,002)	274,802	(3,257,359)

Compensation Actually Paid			$20,246,041	$29,363,412	$4,100,091	$8,837,716	$12,040,298	$2,347,723

(a)	See footnote 1 above for the Named Executive Officers included in the average for each year.

(b)	Represents Total Compensation as reported in the SCT for the indicated fiscal year. For the other Named Executive Officers, amounts shown represent averages.
(c)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, calculated in accordance with ASC718. See Note 8 to the Audited Financial Statements included in our Form
10-K
for the fiscal year ended December 31, 2022 for a discussion of the relevant assumptions used in calculating these amounts.

(d)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested option awards and stock awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, or which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 9,651,136	9,714,407	8,792,682
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,837,716	12,040,298	2,347,723
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

			PEO			Average Non-PEO NEOs (a)
Fiscal Year			2022	2021	2020	2022	2021	2020
Summary Compensation Table	(b	)	22,061,848	$24,014,341	$20,288,091	$9,651,136	$9,714,407	$8,792,682

Minus—Grant Date Fair Value of Stock Awards Granted in Year	(c	)	(6,983,625)	(7,393,375)	(13,608,500)	(3,666,403)	(3,511,853)	(5,531,925)
Plus—Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in the Fiscal Year	(d	)	6,934,125	8,203,250	7,880,000	3,640,416	3,896,544	3,359,325
Plus / Minus—Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(e	)	(1,411,119)	3,896,696	(2,175,000)	(629,431)	1,666,398	(1,015,000)
Plus / Minus—Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years	(f	)	(355,188)	642,500	(8,284,500)	(158,002)	274,802	(3,257,359)

Compensation Actually Paid			$20,246,041	$29,363,412	$4,100,091	$8,837,716	$12,040,298	$2,347,723

(a)	See footnote 1 above for the Named Executive Officers included in the average for each year.

(b)	Represents Total Compensation as reported in the SCT for the indicated fiscal year. For the other Named Executive Officers, amounts shown represent averages.
(c)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, calculated in accordance with ASC718. See Note 8 to the Audited Financial Statements included in our Form
10-K
for the fiscal year ended December 31, 2022 for a discussion of the relevant assumptions used in calculating these amounts.

(d)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested option awards and stock awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, or which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid Versus Total Shareholder Return
As demonstrated by the following table, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to other NEOs generally align with our TSR over the three-year period reported in the chart, especially when considering the dramatic impact of
COVID-19
on our financial results in 2020, during which no short-term incentive bonuses were paid to either our PEO or other NEOs.

57

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
As demonstrated by the following table, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to other NEOs is meaningfully aligned with Skechers’ net income and change in net income over the years presented in the “
Pay Versus Performance Table for 2022
”. While Skechers does not use net income as a performanc
e meas
ure in the overall executive compensation program, the measure of net income is broadly correlated with the measures of Sales Growth and Adjusted Diluted EPS, which Skechers uses in its short-term and long-term incentive compensation programs.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Sales Growth
As demonstrated by the following table, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to other NEOs is aligned with Skechers’ sales growth over the years presented in the “
Pay Versus Performance Table for 2022
”. This is due primarily to Skechers use of sales growth as the key metric in its short-term incentive program for both our PEO and our NEOs, as well as other senior management.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid Versus Total Shareholder Return
As demonstrated by the following table, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to other NEOs generally align with our TSR over the three-year period reported in the chart, especially when considering the dramatic impact of
COVID-19
on our financial results in 2020, during which no short-term incentive bonuses were paid to either our PEO or other NEOs.

57

Tabular List [Table Text Block]
Performance Measures Used to Link Skechers’ Performance and CAP to the Named Executive Officers
The following is a list of financial performance measures, which in our assessment represent the most important measures used by us to link CAP for the Named Executive Officers in 2022. Please see the CD&A for a further description of these metrics, including how they are calculated for incentive purposes, and how they are used in our executive compensation program, including the annual bonus and 2022 long-term incentive program.

Most Important Company Performance Measures for Determining NEO Compensation
1	Sales Growth
2	Earnings Per Share Growth
3	Total Shareholder Return

Total Shareholder Return Amount	$ 97.13	100.49	83.21
Peer Group Total Shareholder Return Amount	138.26	202.49	141.63
Net Income (Loss)	$ 373,028,000	$ 741,503,000	$ 98,564,000
Company Selected Measure Amount	1,134,363,000	1,696,757,000	(629,114,000)
PEO Name	Robert Greenberg
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Sales Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,983,625)	$ (7,393,375)	$ (13,608,500)
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,934,125	8,203,250	7,880,000
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,411,119)	3,896,696	(2,175,000)
PEO [Member] | Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(355,188)	642,500	(8,284,500)
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,666,403)	(3,511,853)	(5,531,925)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,640,416	3,896,544	3,359,325
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(629,431)	1,666,398	(1,015,000)
Non-PEO NEO [Member] | Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (158,002)	$ 274,802	$ (3,257,359)